Establishment and Operations	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Establishment And Operations
Establishment and Operations

1. Establishment and Operations

Australian Oilseeds Holdings Limited (“Australian Oilseeds” or the “Company”) is a Cayman Islands exempted company that, directly and indirectly through its subsidiaries, is focused on the manufacture and sale of chemical free, non-GMO, sustainable edible oils and products derived from oilseeds. The Company believes that transitioning from a fossil fuel economy to a renewable and chemical free economy is the solution to many health problems the world is facing presently. To that end, the Company is committed to working with suppliers and customers to eliminate chemicals from the edible oil production and manufacturing systems to supply quality products such as non-GMO oilseeds and organic and non-organic food-grade oils to customers globally. Over the past 20 years, Australian Oilseeds Investments Pty Ltd., an Australian proprietary company (“AOI”) has grown to be the largest cold pressing oil plant in Australia, pressing strictly GMO free conventional and organic oilseeds.

The main business activities include the mill of GMO free conventional and organic oilseeds to produce vegetable oils and related products to wholesale and retail market.

The material accounting policies adopted in the preparation of the consolidated financial statements are set out in Note 2. The policies have been consistently applied to all the years presented, unless otherwise stated.

The condensed consolidated financial statements are presented in AUD, which is also the Company’s functional currency.

Amounts are rounded to the nearest dollar, unless otherwise stated.

These financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB) (collectively IFRS Accounting Standards).

The preparation of financial statements in compliance with adoption of IFRS Accounting Standards requires the use of certain critical accounting estimates. It also requires Company management to exercise judgment in applying the Company’s accounting policies. The areas where significant judgments and estimates have been made in preparing the financial statements and their effects are disclosed in note 2.

Reverse Recapitalization

Australian Oilseeds Holdings Ltd (“PubCo”) was incorporated in Cayman Islands business company with limited liability and was formed for the purpose of participating in the transactions contemplated hereby and becoming the publicly traded holding company for the surviving corporation.

EDOC Acquisition Corp (“EDOC” or “SPAC”) is a Cayman Islands exempted company formerly listed on the NASDAQ Stock Market under “ADOC”. EDOC has limited operations but is established as a public investment vehicle that has the express purpose of making an investment in an operating company.

On March 21, 2024 (the “Closing Date”), the Company consummated the previously announced Business Combination (defined below). The Business Combination was announced on December 7, 2022, where AOI, PubCo, and EDOC entered into a business combination agreement (“Business Combination Agreement”), pursuant to which, (a) EDOC merged with and into Merger Sub, with EDOC continuing as the surviving entity (the “Merger”), and with holders of EDOC securities receiving substantially identical securities of Pubco, and (b) immediately prior to the Merger, Pubco acquired all of the issued and outstanding ordinary shares of AOI (the “Purchased Shares”) from the Sellers in exchange for ordinary shares of Pubco, with AOI became a wholly-owned subsidiary of Pubco (the “Share Exchange”, and together with the Merger and the other transactions contemplated by the Business Combination Agreement, the “Transactions”).

The total consideration paid by Pubco to the sellers for the purchased shares was an aggregate number of Pubco ordinary shares (the “Exchange Shares”) with an aggregate value (the “Exchange Consideration”) equal to, without duplication, (i) USD$190,000,000, plus (or minus, if negative) (ii) AOI’s net working capital less a target net working capital of USD$4,000,000, minus (iii) the aggregate amount of any outstanding indebtedness, net of cash and cash equivalents, of AOI and its subsidiaries, and minus (iv) the amount of any unpaid transaction expenses of AOI, with each Pubco ordinary share issued to the sellers valued at USD$10.00.

The Merger was consummated on March 21, 2024, and the Share Exchange and Business Combination were consummated on the Closing Date. Pursuant to the Business Combination Agreement, upon the consummation of the Business Combination at the effective time of the Business Combination (the “Effective Time”):

●	each holder of EDOC pre-transaction privately-held Class A ordinary shares and the Class B ordinary share (the “EDOC Ordinary Shares”) received a number of Company Ordinary Shares, which are listed under the ticker “COOT” (less 200,000 Class A ordinary shares that were forfeited to the Company;

●	each holder of AOI ordinary shares received Company Ordinary Shares on a one-for-one basis (the “Exchange Shares”);

●	each holder of EDOC’s public Class A ordinary shares received Company Ordinary Shares on a one-for-one basis;

●	EDOC’s warrants terminated and were exchanged for warrants of the Company (the “Warrants”), which Warrants are listed on the Nasdaq under “COOTW”;

●	each holder of EDOC’s rights (the “Rights”) received 1/10 of a Company Ordinary Share for each such Right, as set forth herein;

●	EDOC’s Rights will no longer be traded;

●	EDOC’s 479,000 placement units (“Placement Units”) were exchanged for Company Ordinary Shares and Warrants of the Company; and

●	EDOC’s USD$1,500,000 of convertible promissory notes that were convertible at Closing into Company Ordinary Shares (“Convertible Shares”) and warrants (“Convertible Warrants”).

On March 22, 2024, the Ordinary Shares and PubCo Warrants commenced trading on the Nasdaq Capital Market (“Nasdaq”) under the symbols “COOT” and “COOTW,” respectively.

1 Establishment and Operations

Australian Oilseeds Holdings Limited (“Australian Oilseeds” or the “Company”) is a Cayman Islands exempted company that, directly and indirectly through its subsidiaries, is focused on the manufacture and sale of chemical free, non-GMO, sustainable edible oils and products derived from oilseeds. The Company believes that transitioning from a fossil fuel economy to a renewable and chemical free economy is the solution to many health problems the world is facing presently. To that end, the Company is committed to working with suppliers and customers to eliminate chemicals from the edible oil production and manufacturing systems to supply quality products such as non-GMO oilseeds and organic and non-organic food-grade oils to customers globally. Over the past 20 years, Australian Oilseeds Investments Pty Ltd., an Australian proprietary company (“AOI”) has grown to be the largest cold pressing oil plant in Australia, pressing strictly GMO free conventional and organic oilseeds.

The main business activities include the mill of GMO free conventional and organic oilseeds to produce vegetable oils and related products to wholesale and retail market.

The material accounting policies adopted in the preparation of the consolidated financial statements are set out in Note 2. The policies have been consistently applied to all the years presented, unless otherwise stated.

The consolidated financial statements are presented in AUD, which is also the Company’s functional currency.

Amounts are rounded to the nearest dollar, unless otherwise stated.

These financial statements have been prepared in accordance with IFRS Financial Reporting Standards and International Accounting Standards as issued by the IFRS Accounting Standards Board (IASB) and Interpretations (collectively IFRS).

The preparation of financial statements in compliance with adopted IFRS Accounting Standards requires the use of certain critical accounting estimates. It also requires Company management to exercise judgment in applying the Company’s accounting policies. The areas where significant judgments and estimates have been made in preparing the financial statements and their effects are disclosed in note 3.

Reverse Recapitalization

Australian Oilseeds Holdings Ltd (the “Company”) is an exempted company incorporated Cayman Islands with limited liability and was formed for the purpose of participating in the transactions contemplated hereby and becoming the publicly traded holding company for the surviving corporation.

EDOC Acquisition Corp (“EDOC” or “SPAC”) is a Cayman Islands exempted company formerly listed on the NASDAQ Stock Market under “ADOC”. EDOC has limited operations but is established as a public investment vehicle that has the express purpose of making an investment in an operating company.

On March 21, 2024 (the “Closing Date”), the Company consummated the previously announced Business Combination (defined below). The Business Combination was announced on December 7, 2022, where AOI, the Company, and EDOC entered into a business combination agreement (“Business Combination Agreement”), pursuant to which, (a) EDOC merged with and into Merger Sub, with EDOC continuing as the surviving entity (the “Merger”), and with holders of EDOC securities receiving substantially identical securities of the Company, and (b) immediately prior to the Merger, the Company acquired all of the issued and outstanding ordinary shares of AOI (the “Purchased Shares”) from the Sellers in exchange for ordinary shares of the Company, with AOI became a wholly-owned subsidiary of the Company (the “Share Exchange”, and together with the Merger and the other transactions contemplated by the Business Combination Agreement, the “Transactions”).

The total consideration paid by the Company to the sellers for the purchased shares was an aggregate number of the Company’s ordinary shares (the “Exchange Shares”) with an aggregate value (the “Exchange Consideration”) equal to, without duplication, (i) USD$190,000,000, plus (or minus, if negative) (ii) AOI’s net working capital less a target net working capital of USD$4,000,000, minus (iii) the aggregate amount of any outstanding indebtedness, net of cash and cash equivalents, of AOI and its subsidiaries, and minus (iv) the amount of any unpaid transaction expenses of AOI, with each ordinary share issued to the sellers valued at USD$10.00.

The Merger was consummated on March 21, 2024, and the Share Exchange and Business Combination were consummated on the Closing Date. Pursuant to the Business Combination Agreement, upon the consummation of the Business Combination at the effective time of the Business Combination (the “Effective Time”):

●	each holder of EDOC pre-transaction privately-held Class A ordinary shares and the Class B ordinary share (the “EDOC Ordinary Shares”) received a number of Company Ordinary Shares, which are listed under the ticker “COOT” (less 200,000 Class A ordinary shares that were forfeited to the Company;

●	each holder of AOI ordinary shares received Company Ordinary Shares on a one-for-one basis (the “Exchange Shares”);

●	each holder of EDOC’s public Class A ordinary shares received Company Ordinary Shares on a one-for-one basis;

●	EDOC’s warrants terminated and were exchanged for warrants of the Company (the “Warrants”), which Warrants are listed on the Nasdaq under “COOTW”;

●	each holder of EDOC’s rights (the “Rights”) received 1/10 of a Company Ordinary Share for each such Right, as set forth herein;

●	EDOC’s Rights will no longer be traded

●	EDOC’s 479,000 placement units (“Placement Units”) were exchanged for Company Ordinary Shares and Warrants of the Company; and

●	EDOC’s USD$1,500,000 of convertible promissory notes that were convertible at Closing into Company Ordinary Shares (“Convertible Shares”) and warrants (“Convertible Warrants”).

On March 22, 2024, the Ordinary Shares and the Company Warrants commenced trading on the Nasdaq Capital Market (“Nasdaq”) under the symbols “COOT” and “COOTW,” respectively.

The following table summarizes the proceeds raised and issuance costs incurred related to the Business Combination on 30 March 2024:

	Number of
	shares	AUD
Shares issued to SPAC public investors (Note 13)	1,066,168	3,024,210
Shares issued to SPAC Founders (Note 13)	2,666,900	-
	3,733,068	3,024,210

Cash from reverse recapitalization		3,024,210
SPAC reverse recapitalization professional fees		(1,315,013)
Net proceeds from reverse recapitalization		1,709,197

Pursuant to the Business Combination Agreement, the SPAC does not meet the definition of a business under the guidance of IFRS 3, hence the Transaction was accounted for as a recapitalization in accordance with IFRS 2. Under this method of accounting, EDOC is treated as the acquired company and Australian Oilseeds Investments Pty Ltd. is treated as the acquirer for financial statement reporting purposes. Australian Oilseeds Investments Pty Ltd. has been determined to be the accounting acquirer based on evaluation of the facts and circumstances of the business combination.

Entities involved in SPAC mergers need to determine which entity is the predecessor whose financial statements will become the historical financial statements of the combined company. The determination of which entity is the predecessor and successor in the merger transaction is separate from the determination of which entity is the accounting acquirer. Regulation C, Rule 405 defines a predecessor as “a person the major portion of the business and assets of which another person acquired in a single succession, or in a series of related successions in each of which the acquiring person acquired the major portion of the business and assets of the acquired person”.  SPACs are blank-check companies whose sole purpose is to acquire a target or targets with the capital raised from their IPO. Given that EDOC did not have any significant activities, EDOC’s own operations before the succession are insignificant relative to the operations of AOI. For example, EDOC’s financial statements do not report any significant revenues other than investment income on assets held in trust. Additionally, AOI’s total assets of approximately AUD$32 million at closing, March 21, 2024, were significantly greater than EDOC’s total assets of approximately AUD$0.01 million, excluding the Trust account. Lastly, AOI management’s team has continued as the management of the combined entities. As such, AOI was considered the predecessor entity for purposes of these financial statements.

The consolidated financial statements of the merged company will represent a continuation of the financial statements of Australian Oilseeds Investments Pty Ltd., the principles and guidance on the preparation and presentation of the consolidated financial statements will be applied as follows:

●	A share based payment transaction arises whereby Australian Oilseeds Investments Pty Ltd. is deemed to have issued shares in exchange for the net assets of EDOC (together with the listing status of Australian Oilseeds Investments Pty Ltd). The listing status does not qualify for recognition as an intangible asset and the relevant costs will therefore be expensed as a listing expense.
●	The equity structure (the number and type of equity instruments issued) will reflect the equity structure of Australian Oilseeds Investments Pty Ltd., including the equity instruments issued to affect the acquisition.
●	Accumulated losses and other equity balances carried forward at acquisition date will be of Australian Oilseeds Investments Pty Ltd.

The business combination agreement was an extraordinary transaction that was signed in 2022 as part of the SPAC and listing procedures that closed in FY 2024, there were no similar transactions or impact of this transaction incurred in the financial period ended as of 30 June 2024.